	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments		December 31, 2024 (unaudited)
		Shares	Value (Note 1)
98.27%	COMMON STOCKS
26.32%	BUSINESS SERVICES
	Ansys, Inc.(A) . . . . . . . . . . . .	104,765	$ 35,340,377
	Clearwater Analytics Holdings, Inc.(A) . .	687,636	18,923,743
	DoubleVerify Holdings, Inc.(A) . . . . .	496,766	9,542,875
	Enfusion, Inc.(A) . . . . . . . . . . .	1,945,141	20,034,952
	Guidewire Software, Inc.(A) . . . . . .	319,750	53,903,455
	nCino, Inc.(A) . . . . . . . . . . . .	756,123	25,390,610
	Paycom Software, Inc. . . . . . . . .	183,498	37,611,585
	PROS Holdings, Inc.(A) . . . . . . . .	195,430	4,291,643
	Q2 Holdings, Inc.(A) . . . . . . . . .	462,867	46,587,564
	Tyler Technologies, Inc.(A) . . . . . . .	92,537	53,360,536
			304,987,340
8.55%	CONSUMER RELATED
	Agilysys, Inc.(A) . . . . . . . . . . .	216,894	28,567,109
	Alarm.com Holdings, Inc.(A) . . . . . .	755,584	45,939,507
	Duolingo, Inc. Class A(A) . . . . . . .	17,793	5,769,024
	Olo, Inc.(A) . . . . . . . . . . . . .	2,453,359	18,841,797
			99,117,437
12.17%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . .	915,545	32,831,444
	Energy Recovery, Inc.(A) . . . . . . .	1,292,800	19,004,160
	Helios Technologies, Inc. . . . . . . .	526,854	23,518,763
	UFP Technologies, Inc.(A) . . . . . . .	24,651	6,027,416
	Vicor Corp.(A) . . . . . . . . . . . . . . . . . . . . . . . .	255,018	12,322,470
	Xometry, Inc.(A) . . . . . . . . . . .	1,109,600	47,335,536
			141,039,789
20.14%	INFORMATION/KNOWLEDGE MANAGEMENT
	AppFolio, Inc.(A) . . . . . . . . . . .	226,582	55,902,311
	Datadog, Inc. Class A(A) . . . . . . .	449,919	64,288,926
	Manhattan Associates, Inc.(A) . . . . .	217,173	58,688,832
	Smartsheet, Inc.(A) . . . . . . . . . .	121,929	6,831,681
	SPS Commerce, Inc.(A) . . . . . . . .	31,856	5,861,185
	Vertex, Inc.(A) . . . . . . . . . . . .	216,426	11,546,327
	Workiva, Inc.(A) . . . . . . . . . . .	276,500	30,276,750
			233,396,012

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments - continued		December 31, 2024 (unaudited)
		Shares	Value (Note 1)
30.24%	MEDICAL/HEALTH CARE
	10x Genomics, Inc.(A) . . . . . . . . .	668,177	$9,595,022
	Bio-Techne Corp. . . . . . . . . . .	591,627	42,614,893
	Cytek Biosciences, Inc.(A) . . . . . . .	2,432,313	15,785,711
	Glaukos Corp.(A) . . . . . . . . . . .	449,459	67,391,882
	Inari Medical, Inc.(A) . . . . . . . . .	146,508	7,479,233
	Inogen, Inc.(A) . . . . . . . . . . . .	291,690	2,674,797
	Inspire Medical Systems, Inc.(A) . . . .	106,992	19,834,177
	OrthoPediatrics Corp.(A) . . . . . . .	652,499	15,124,927
	Repligen Corp.(A) . . . . . . . . . .	313,616	45,141,887
	RxSight, Inc.(A) . . . . . . . . . . . .	323,962	11,137,814
	Tandem Diabetes Care, Inc.(A) . . . . .	137,884	4,966,582
	Veeva Systems, Inc. Class A(A) . . . .	238,651	50,176,373
	Vericel Corp.(A) . . . . . . . . . . .	1,065,138	58,486,728
			350,410,026
0.85%	MISCELLANEOUS
	CryoPort, Inc.(A) . . . . . . . . . . .	1,271,267	9,890,457
98.27%	TOTAL COMMON STOCKS . . . . .	. . . . . . . .	1,138,841,061
1.85%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund - X Class 4.400%(B) . . . . . .	21,422,754	21,422,754
0.00%	WARRANTS
0.00%	HEALTH CARE
	Abiomed, Inc.-CVR (A)(C) . . . . . . . .	475,722	—
0.00%	TOTAL WARRANTS . . . . . . . . .	. . . . . . . .	—
100.12%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	1,160,263,815
(0.12%)	Liabilities in excess of other assets . .	. . . . . . . .	(1,344,698)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$1,158,919,117

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2024

(C)The warrant is a Level 3 security. See Note 1 CVR - Contingent Value Rights

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments	December 31, 2024 (unaudited)
		Shares	Value (Note 1)
96.29%	COMMON STOCKS
9.52%	AUSTRALIA
	Atlassian Corp. Class A(A) . . . . . . . .	7,622	$ 1,855,042
	Cochlear Ltd. . . . . . . . . . . . . .	16,201	2,901,250
	REA Group Ltd. . . . . . . . . . . . .	18,400	2,647,089
			7,403,381
8.03%	CANADA
	The Descartes Systems Group, Inc(A) . . .	28,877	3,282,550
	Shopify, Inc. Class A(A) . . . . . . . . .	27,835	2,959,696
			6,242,246
5.70%	DENMARK
	Novo Nordisk A/S . . . . . . . . . . .	24,561	2,119,168
	Novonesis A/S . . . . . . . . . . . .	40,821	2,313,188
			4,432,356
3.10%	FRANCE
	Dassault Systemes SE . . . . . . . . .	46,440	1,607,008
	Ipsen SA . . . . . . . . . . . . . . .	7,022	804,868
			2,411,876
7.04%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . . .	23,239	1,087,964
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,073	1,775,542
	SAP SE . . . . . . . . . . . . . . .	10,624	2,613,233
			5,476,739
1.58%	HONG KONG
	Kingdee International Software(A) . . . .	504,146	547,850
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . . . .	158,543	680,767
			1,228,617
6.86%	IRELAND
	Flutter Entertainment plc(A) . . . . . . .	11,708	3,025,933
	Icon plc(A) . . . . . . . . . . . . . . .	11,022	2,311,424
			5,337,357

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		December 31, 2024 (unaudited)
			Shares	Value (Note 1)
9.58%	ISRAEL
	Camtek Ltd. . . . . . . . . . . . . .		21,649	$ 1,748,590
	Check Point Software Technologies Ltd.(A)	.	4,405	822,414
	CyberArk Software Ltd.(A) . . . . . . .	.	9,480	3,158,262
	Monday.com Ltd.(A) . . . . . . . . . .		7,303	1,719,418
				7,448,684
1.78%	ITALY
	Azimut Holding S.p.A . . . . . . . . .		55,622	1,386,149
7.10%	JAPAN
	CyberAgent, Inc. . . . . . . . . . . .		106,300	731,506
	GMO Payment Gateway, Inc. . . . . .	.	24,500	1,234,644
	Kakaku.com, Inc. . . . . . . . . . . .		70,200	1,069,607
	M3, Inc. . . . . . . . . . . . . . . .		34,400	298,071
	MonotaRO Co. Ltd. . . . . . . . . . .		128,600	2,185,405
				5,519,233
5.10%	NETHERLANDS
	ASML Holding NV . . . . . . . . . .	.	2,836	1,986,434
	Wolters Kluwer NV . . . . . . . . . .		11,932	1,982,436
				3,968,870
3.05%	NEW ZEALAND
	Xero Ltd.(A) . . . . . . . . . . . . .	.	22,808	2,373,469
0.88%	NORWAY
	Autostore Holdings Ltd.(A) . . . . . . .		698,049	683,939
3.32%	POLAND
	InPost SA(A) . . . . . . . . . . . . .	.	151,225	2,581,739
1.15%	SPAIN
	Grifols SA(A) . . . . . . . . . . . . .	.	94,959	897,368

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued	December 31, 2024 (unaudited)
		Shares	Value (Note 1)
11.81%	SWITZERLAND
	Chocoladefabriken Lindt & Sprüngli AG .	112	$1,242,397
	Givaudan SA . . . . . . . . . . . . .	718	3,138,655
	Partners Group Holding AG . . . . . .	1,577	2,142,028
	Tecan Group AG . . . . . . . . . . .	4,103	914,410
	Temenos Group AG . . . . . . . . . .	24,786	1,751,387
			9,188,877
7.13%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . . . .	422,936	2,390,000
	Diageo plc . . . . . . . . . . . . . .	31,447	999,312
	RELX plc . . . . . . . . . . . . . . .	43,413	1,966,989
	Wise plc(A) . . . . . . . . . . . . . .	14,516	192,937
			5,549,238
3.56%	URUGUAY
	MercadoLibre, Inc.(A) . . . . . . . . . .	1,630	2,771,717
96.29%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		74,901,855
3.50%	SHORT TERM INVESTMENT
	First American Treasury Obligations Fund -
	X Class 4.400%(B) . . . . . . . . . .	2,726,261	2,726,261
99.79%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		77,628,116
0.21%	Other assets, net of liabilities . . . . . . . . . . . . . .		162,751
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$77,790,867

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2024

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments			December 31, 2024 (unaudited)
				Shares	Value (Note 1)
98.06%	COMMON STOCKS
13.87%	AUSTRALIA
	Pro Medicus Ltd. . . . . . . . . .	. .	.	573,170	$ 88,538,989
	REA Group Ltd. . . . . . . . . . .	.	.	809,490	116,456,093
	WiseTech Global Ltd. . . . . . . .	. .	.	1,340,779	100,093,362
					305,088,444
8.69%	CANADA
	The Descartes Systems Group, Inc(A) .	.	.	948,629	107,833,997
	Kinaxis, Inc.(A) . . . . . . . . . . .	.	.	691,876	83,336,054
					191,170,050.66
3.34%	DENMARK
	Ambu A/S(A) . . . . . . . . . . . .	.	.	5,075,447	73,477,731
13.79%	FRANCE
	Esker SA . . . . . . . . . . . . .	.	.	193,618	52,253,821
	Interparfums SA . . . . . . . . . .	.	.	2,031,526	85,974,397
	Lectra(B) . . . . . . . . . . . . .	. .	.	2,991,152	80,572,607
	Vusion Group . . . . . . . . . . .	.	.	461,076	84,499,241
					303,300,067
6.82%	GERMANY
	Evotec AG(A) . . . . . . . . . . .	. .	.	4,291,782	36,515,450
	Nexus AG(B) . . . . . . . . . . . .	.	.	1,135,158	81,511,278
	Stratec Biomedical AG(B) . . . . . .	. .	.	1,036,445	31,959,057
					149,985,785
0.80%	HONG KONG
	Kingdee International Software(A) . .	. .	.	16,106,492	17,502,764
4.65%	INDIA
	Crisil Ltd. . . . . . . . . . . . . .	.	.	975,442	75,757,272
	Dr. Lal PathLabs Ltd. . . . . . . . .	.	.	758,911	26,560,384
					102,317,656

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued				December 31, 2024 (unaudited)
					Shares	Value (Note 1)
0.73%	IRELAND
	Flutter Entertainment plc(A) . . . .	.	. .	.	61,859	$ 15,987,459
10.55%	ISRAEL
	Camtek Ltd.(A) . . . . . . . . . .	.	.	.	587,361	47,441,148
	CyberArk Software Ltd.(A) . . . . .	.	.	.	338,857	112,890,210
	Global-E Online Ltd.(A) . . . . . .	.	. .	.	1,314,076	71,656,564
						231,987,922
2.11%	ITALY
	Azimut Holding S.p.A . . . . . .	.	. .	.	1,865,035	46,478,288
10.41%	JAPAN
	GMO Payment Gateway, Inc . . .	.	. .	.	672,235	33,876,362
	Hiday Hidaka Corp(B) . . . . . . .	.	.	.	2,963,274	52,460,651
	Kakaku.com, Inc. . . . . . . . .	.	. .	.	2,184,387	33,282,570
	M3, Inc. . . . . . . . . . . . .	.	. .	.	285,521	2,473,998
	SMS Co. Ltd. . . . . . . . . . .	.	. .	.	2,065,780	20,488,552
	Software Service, Inc.(B) . . . . .	.	. .	.	477,125	38,151,790
	Towa Pharmaceutical Co. Ltd. . . .	.	.	.	2,277,082	48,195,523
						228,929,445
11.51%	SWEDEN
	Fortnox AB . . . . . . . . . . .	.	.	.	7,600,033	49,282,916
	Hemnet Group AB . . . . . . .	.	. .	.	2,563,905	77,657,739
	Mips AB . . . . . . . . . . . .	.	. .	.	1,218,019	51,591,366
	Sectra AB . . . . . . . . . . .	.	. .	.	2,980,076	74,516,379
						253,048,400
0.82%	SWITZERLAND
	Partners Group Holding AG . . .	.	. .	.	13,301	18,066,658

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued	December 31, 2024 (unaudited)
		Shares	Value (Note 1)
9.97%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,493,266	$70,599,098
	PayPoint plc . . . . . . . . . . . . . .	3,276,695	32,052,024
	Playtech plc(A) . . . . . . . . . . . . .	641,936	5,743,505
	Rightmove plc . . . . . . . . . . . . .	5,894,211	47,174,703
	Victrex plc . . . . . . . . . . . . . . .	3,174,116	42,645,724
	YouGov plc . . . . . . . . . . . . . .	4,063,526	21,090,020
			219,305,074
98.06%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		2,156,645,743
2.15%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund -X Class 4.400%(C) . . . . . . . . . . . . . . .	47,388,819	47,388,819
100.21%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		2,204,034,562
(0.21%)	Liabilities in excess of other assets . . . . . . . . . . .		(4,667,823)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . .		$2,199,366,739

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issurer.

(C)Effective 7 day yield as of December 31, 2024

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	December 31, 2024 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non-U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2024 (unaudited)

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over- the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable;

(ii)an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2024 (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2024.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2024 (unaudited)

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$1,138,841,061	$—	$—	$1,138,841,061
Short Term Investment . . . .	21,422,754	—	—	21,422,754
Warrants . . . . . . . . . .	—	—	—**	—
Total . . . . . . . . . . . .	$1,160,263,815	$—	$—	$1,160,263,815

International All Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$74,901,855	$—	$—	$74,901,855
Short Term Investment . . . .	2,726,261	—	—	2,726,261
Total . . . . . . . . . . . .	$77,628,116	$—	$—	$77,628,116

International Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$2,156,645,743	$—	$—	$2,156,645,743
Short Term Investment . . . .	47,388,819	—	—	47,388,819
Total . . . . . . . . . . . .	$2,204,034,562	$—	$—	$2,204,034,562

*See Schedule of Investments for sector/country classifications.

**The Level 3 Security has zero value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

As of December 31, 2024, the Small Company held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ - (0% of net assets). As the value of the Level 3 security is hot material to the financial statements, no additional Level 3 disclosures are presented. There were not transfers in or out of Level 3 securities and the value did not change during the period.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2024 (unaudited)

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2024, International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act. At December 31, 2024, Small Company Fund did not hold any securities considered affiliates of the Fund.

QUARTERLY REPORT

		BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued						December 31, 2024 (unaudited)
International Small Company Fund
	Market Value			Market Value	Share Balance		Change in
Common Stock	as of			as of	as of		Unrealized	Realized
Security Name	March 31, 2024	Purchases	Sales	December 31, 2024	December 31, 2024	Dividends	Gain (Loss)	Gain/(Loss)
Hiday Hidaka Corp. .	$49,457,354	$5,396,817	$ (2,489,427)	$52,460,651	2,963,274	$336,965	$355,490	(259,583)
Lectra . . . . . . .	100,050,640	7,084,188	(2,204,960)	80,572,607	2,991,152	976,755	(23,743,045)	(614,216)
Nexus AG . . . . . .	80,943,087	—	(13,620,980)	81,511,278	1,135,158	270,807	12,812,871	1,376,300
Software Service, Inc. .	40,332,120	—	(373,147)	38,151,790	477,125	—	(1,819,339)	12,156
Stratec Biomedical AG .	43,309,058	3,236,787	(1,972,016)	31,959,057	1,036,445	543,128	(8,927,746)	(3,687,026)

GRAND TOTAL . . . . . . . . . . . . . . . . . . . . . . . . . .				$284,655,383	8,603,154	$2,127,655	$(21,321,769)	$(3,172,369)

Small Company Fund
Investments no longer affiliated as of December 31, 2024
	Market Value			Market Value	Share Balance		Change in
	as of			as of	as of		Unrealized	Realized
Security Name	March 31, 2024	Purchases	Sales	December 31, 2024	December 31, 2024	Dividends	Gain (Loss)	Gain/(Loss)
Enfusion Inc. . . . . .	$48,033,058	$—	$(29,552,633)	$20,034,952	1,945,141	$—	$7,685,486	$(6,130,959)
Olo Inc . . . . . . .	30,352,327	—	(15,661,803)	18,841,797	2,453,359	—	17,434,020	(13,282,747)
OrthoPediatrics Corp. .	35,579,311	—	(15,919,941)	15,124,927	652,499	—	7,626,885	(12,161,328)

				$54,001,676	5,050,999	$—	$32,746,391	$(31,575,034)

GRAND TOTAL . . . . . . . . . . . . . . . . . . . . . . . . . .				$54,001,676	5,050,999	$—	$32,746,391	$(31,575,034)

				14

QUARTERLY REPORT

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